Significant Accounting Policies (Schedule of Potentially Dilutive Securities) (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Potentially dilutive securities	1,472,065	256,317	310,971	256,886
Warrants
Significant Accounting Policies
Potentially dilutive securities	1,219,116	1,386	56,254	1,387
Options
Significant Accounting Policies
Potentially dilutive securities	1,521	1,521	1,521	1,521
Class A Preferred Shares
Significant Accounting Policies
Potentially dilutive securities	250,000	250,000	250,000	250,000
Unvested restricted stock awards
Significant Accounting Policies
Potentially dilutive securities	1,195	1,285	1,285	675
Unvested restricted stock units
Significant Accounting Policies
Potentially dilutive securities	233	2,125	1,911	3,303
Prefunded Warrants
Significant Accounting Policies
Potentially dilutive securities			33,364